NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION

NATURE OF OPERATIONS AND FINANCIAL STATEMENT PRESENTATION

Tucson Electric Power Company (TEP) is a regulated utility that generates, transmits and distributes electricity to approximately 417,000 retail electric customers in a 1,155 square mile area in southeastern Arizona. TEP also sells electricity to other utilities and power marketing entities, located primarily in the western United States. TEP is a wholly owned subsidiary of UNS Energy Corporation (UNS Energy), a utility services holding company. UNS Energy is an indirect wholly owned subsidiary of Fortis Inc. (Fortis), which is a leader in the North American electric and gas utility business.

BASIS OF PRESENTATION

We prepared our condensed consolidated financial statements according to generally accepted accounting principles in the United States of America (GAAP), including specific accounting guidance for regulated operations and the Securities and Exchange Commission’s (SEC) interim reporting requirements. See Note 2. The condensed consolidated financial statements include the accounts of TEP and its subsidiaries. In the consolidation process, accounts of the parent and subsidiaries are combined and intercompany balances and transactions are eliminated. TEP jointly owns several generating stations and transmission facilities with both affiliated and non-affiliated entities. TEP’s proportionate share of jointly owned facilities is recorded as Utility Plant on the condensed consolidated balance sheets, and our proportionate share of the operating costs associated with these facilities is included in the condensed consolidated statements of income. These condensed consolidated financial statements exclude some information and footnotes required by GAAP and the SEC for annual financial statement reporting. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and footnotes in our 2014 Annual Report on Form 10-K.

The condensed consolidated financial statements are unaudited, but, in management’s opinion, include all recurring adjustments necessary for a fair presentation of the results for the interim periods presented. Because weather and other factors cause seasonal fluctuations in sales, our quarterly results are not indicative of annual operating results.

In 2014, following the acquisition of UNS Energy by Fortis, TEP elected to change its method of reporting cash flows from the direct to the indirect method to conform to the presentation method elected by Fortis. Certain amounts from prior periods have been reclassified to conform to the current period presentation.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In 2015, we adopted accounting guidance that limits the circumstances under which a disposal may be reported as a discontinued operation and requires new disclosures. The adoption of this guidance did not have any impact on our disclosures, financial condition, results of operations, or cash flows.